Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets			¥ 39,153	¥ 34,950
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 596	¥ 2,105	13,083	17,545
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 6,980	¥ 6,607	¥ 26,070	¥ 17,405